Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
General and administrative	$ 57,191	$ 33,514	$ 29,684
Total operating expenses	305,930	170,814	137,235
Operating profit	305,508	348,093	279,829
Income before income tax expense	322,805	361,001	291,594
Other comprehensive income: Foreign currency translation adjustment	33,600	3,385	21,867
Comprehensive income	302,242	285,785	267,323
Changyou.com Limited [Member]
Operating expenses:
General and administrative	3,552	3,195	1,969
Total operating expenses	3,552	3,195	1,969
Operating profit	(3,552)	(3,195)	(1,969)
Share of profit of subsidiaries and variable interest entities	283,436	287,251	247,399
Interest income (expense), net	(11,242)	(1,656)	26
Income before income tax expense	268,642	282,400	245,456
Net income	268,642	282,400	245,456
Other comprehensive income: Foreign currency translation adjustment	33,600	3,385	21,867
Comprehensive income	$ 302,242	$ 285,785	$ 267,323